Filed pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

Defiance Israel Bond ETF (CHAI)
(the “Fund”)

February 1, 2024

Supplement to the
Prospectus, and Statement of Additional Information,
each dated December 11, 2023

Effective February 16, 2024 the Fund’s name will change to the “Defiance Israel Fixed Income ETF.” All references in the Fund’s Prospectus and Statement of Additional Information to the Fund’s previous name are replaced with the new name.

Please retain this Supplement with your Prospectus,
and Statement of Additional Information for future reference.